QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202
(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2012

EASTERN EUROPEAN EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2012 (unaudited)
Number of Shares	Security Description	% of Total Investments		Fair Value
	COMMON STOCK	97.08%

	CANADA	0.78%
90,000	Uranium One Inc.			$ 249,500

	CZECH REPUBLIC	4.77%
22,000	CEZ*			943,093
2,900	Komercni Banka AS			576,201
				1,519,294

	GERMANY	1.18%
9,000	Magnat Real Estate Opps			7,801
38,000	OPAP SA			368,393
				376,194

	GREAT BRITAIN	3.03%
124,700	Highland Gold Mining Ltd.			263,585
45,000	Swedbank AB			698,422
22,000	Ukraine Opportunity Trust PL			2,201
				964,208
	HUNGARY	0.32%
267,793	Ablon Group			102,723

	POLAND	7.88%
11,000	Bank Pekao SA			547,879
19,679	Grupa Lotos SA			172,191
45,000	Polski Koncern Naftowy			485,861
7,000	Powszechny Zaklad Ubezpie			731,041
350,000	Tauron Polska Energia SA			571,337
				2,508,309

	RUSSIA	64.42%
190,000	Aeroflot-Russian International Air			304,000
37,000,000	Federal Grid Co. Unified CLS			418,100
214,000	Gazprom OAO Spon ADR			2,610,800
4,100,000	Holding of Interregional Distribution			459,200
68,000	JSC MMC Norilsk Spon ADR			1,244,400
22,800	Lukoil Holdings Spon ADR			1,372,560
55,000	Magnit OJSC Spon GDR			1,602,700
11,000	Mail.RU Group LTD GDR REGS			433,950
43,000	Mobile Telesystems Spon ADR			788,620
2,300,000	Mosenergo			149,500
7,000	Novatek OAO Spons GDR Regs			948,500
28,300	Novolipetsk Steel GDR Reg S			588,074
5,607,199	OGK-2			141,750
1	OAO Open Investments GDR			2
309,000	Rosneft Oil Co. OAO GDR Reg S			2,187,720
370,000	Rushydro Sponsored ADR Reg S			1,356,420
73,700	Sberbank Sponsored ADR			986,843
60,000	Sberbank Sponsored ADR			770,400
114,000	Severstal GDR Reg S			1,518,480
280,000	VTB Bank OJSC-GDR			1,262,800
59,000	X 5 Retail Group NV Regs GDR			1,353,460
				20,498,279

	TURKEY	14.70%
79,800	Akbank T AS			313,169
58,700	Akfen Holding AS			330,737
60,000	Aksigorta AS			63,912
49,000	Coca-Cola Icecek AS			624,965
140,000	Haci Omer Sabanci Holding			601,222
360,000	Turk Hava Yollari AO			524,752
220,000	Turk Telekomunikasyon AS			954,645
320,000	Turkiye Garanti Bankasi			1,266,581
				4,679,983

	UNITED STATES	2.55%
18,000	Teva Pharmac Inds Ltd Spon ADR			811,080

	Total Securities	99.63%		31,709,570
	Cash and Cash Equivalents	0.37%		116,972
	TOTAL INVESTMENTS	100.00%		$ 31,826,542

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.
Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investment).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 30,835,820	$ 873,750	-	$ 31,709,570

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS March 31, 2012 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	LONG POSITIONS
	COMMON STOCKS	45.41%

	DIVERSIFIED/OTHER	11.74%
127,800	Crexus Investment Corp.		$ 1,321,452
130,300	Duke Realty Corp.		1,868,502
45,000	Hudson Pacific Prooperties Inc.		1,185,750
312,000	Resource Capital Corp.		1,681,680
50,900	Washington Real Estate Investment Trust		1,511,730
			7,569,114
	HEALTHCARE	4.96%
70,900	Healthcare Realty Trust		1,559,800
74,400	Senior Housing Properties Trust		1,640,520
			3,200,320
	MORTGAGE	2.70%
106,500	Colony Financial Inc.		1,744,470

	MULTI-FAMILY	6.21%
170,500	Campus Crest Communities, Inc.		1,988,030
46,500	Sun Communities, Inc.		2,014,845
			4,002,875
	OFFICE/INDUSTRIAL	8.57%
167,600	Brandywine Realty Trust		1,924,048
52,700	Liberty Property Trust		1,882,444
174,547	Mission West Properties Inc.		1,721,033
			5,527,525
	RETAIL	11.23%
83,200	Agree Realty Corp		1,878,656
87,800	CBL & Associates Properties, Inc.		1,661,176
75,400	Primaris Retail Real Estate (Canada)		1,635,909
169,400	Ramco-Gerhenson Properties Trust		2,070,068
			7,245,809

	TOTAL COMMON STOCKS		29,290,113

	PREFERRED STOCK	54.59%

	APARTMENT	1.99%
23,700	Apartment Investment & Management Co., Series U, 7.750%		$ 594,870
27,800	Apartment Investment & Management Co., Series Z, 7.000%		689,440
			1,284,310

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS March 31, 2012 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value

	DIVERSIFIED/OTHER	5.81%
38,700	Biomed Realty Trust Inc., Series A, 7.375%		973,305
21,900	Duke Realty Corp., Series L, 6.600%		551,661
19,800	Dupont Fabros Technology Inc., Series A, 7.875%		512,424
26,300	Entertainment Property Trust, Series D, 7.375%		656,711
41,500	Vornado Realty Trust, Series H, 6.750%		1,050,780
			3,744,881
	HEALTHCARE	4.13%
45100	Alexandria Real Estate Equities, Inc.		1099087
22,600	Cogdell Spencer Inc., Series A, 8,500%		569,972
39,600	HCP Inc., Series F, 7.100%		993,168
			2,662,227

	HOTEL	4.00%
15,400	Hersha Hospitality Trust, Series A, 8.000%		395,010
23,500	Hersha Hospitality Trust, Series B, 8.000%		581,155
30,900	LaSalle Hotel Properties, Series D, 7.500%		252,500
10,100	LaSalle Hotel Properties, Series G, 7.250%		770,955
23,600	Sunstone Hotel Investors, Series A, 8.000%		579,380
			2,579,000
	MORTGAGE	6.94%
47,900	Colony Financial Inc., Series A, 8.500%		1,197,500
35,900	ISTAR Financial Inc, Series D, 8.000%		703,640
19,300	ISTAR Financial Inc, Series E, 7.875%		362,068
39,300	ISTAR Financial Inc., Series I, 7.500%		746,700
12,900	Northstar Realty Financial, Series A, 8.750%		1,167,728
47,200	Northstar Realty Financial, Series B, 8.250%		297,990
			4,475,626
	MULTI-FAMILY	4.08%
47800	Campus Crest Communities, Inc., Series A, 8.000%		1,218,900
48,700	Equity Lifestyle Properties, Series A, 8.034%		1,239,415
6,800	Essex Property Trust Inc., Series H, 7.125%		175,440
			2,633,755

	OFFICE/INDUSTRIAL	14.26%
43,800	Brandywine Realty Trust, Series C, 7.500%		$ 1,105,950
37,900	Corporate Office Properties Trust, Series H, 7.500%		958,870
22,900	Cousins Properties Inc, Series A, 7.750%		570,897
26,300	Cousins Properties, Inc., Series B, 7.500		651,977
53,600	First Industrial Realty Trust, Series J, 7.250%		1,270,320
43,225	Kilroy Realty Corp., Series F, 7.500%		1,093,160
42,300	Lexington Realty Trust, Series D, 7.550%		1,038,465
19,250	Prologis Inc., Series M, 6.750%		478,748
19,300	Prologis Inc., Series O, 7.000%		483,658
20,300	PS Business Parks, Inc., Series H, 7.0005%		511,966
41,000	SL Green Realty Corp., Series C, 7.625%		1,031,560
			9,195,571
REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS March 31, 2012 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value

	RETAIL	13.38%
53,000	CBL & Associates Properties, Inc., Series D, 7.375%		1,325,000
50,100	Developers Diversified Realty Corp., Series H, 7.375%		1,254,504
34,800	Excel Trust Inc., Series B, 8.125%		876,612
43,800	Glimcher Realty Trust, Series G, 8.125%		1,082,736
32,300	Kite Realty Group Trust, Series A, 8.250		811,053
26,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		1,322,135
41,900	Regency Centers Corp., Series D, 7.250%		1,047,081
35,900	Regency Centers Corp., Series F, 6.625%		913,655
			8,632,776

	TOTAL PREFERRED STOCKS		35,208,146

	TOTAL LONG POSITIONS		64,498,259

	TOTAL INVESTMENTS	100.00%	$ 64,498,259

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.
Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 29,290,113	-	-	$ 29,290,113
Preferred Stocks	35,208,146	-	-	35,208,146
	$ 64,498,259	$ -	$ -	$ 64,498,259

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS March 31, 2012 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	LONG POSITIONS
	COMMON STOCKS	87.44%

	APARTMENT	4.37%
284,200	Apartment Investment & Management Co. "A"		$ 7,505,722

	DIVERSIFIED/OTHER	18.73%
282,300	Crexus Investment Corp.		2,918,982
468,900	Duke Realty Corp.		6,724,026
442,867	HFF Inc.		7,294,019
194,391	Hudson Pacific Properties Inc.		2,941,136
524,000	Kennedy-Wilson Holdings Inc.		7,074,000
501,600	Parkway Properties, Inc.		5,256,768
			32,208,931
	HEALTHCARE	3.72%
87,500	Alexandria Real Estate Equities, Inc.		6,398,875
	HOTEL	9.54%
193,900	Gaylord Entertainment Company		5,972,120
926,900	Hersha Hospitality Trust		5,060,874
115,600	Wyndham Worldwide Corp.		5,376,556
			16,409,550
	MORTGAGE	9.92%
418,900	Colony Financial Inc.		6,861,582
1,315,900	Northstar Realty Finance Corp.		7,119,019
570,800	Resource Capital Corp.		3,076,612
			17,057,213
	MULTI-FAMILY	13.41%
66,200	Camden Property Trust		4,352,650
447,000	Campus Crest Communities, Inic.		5,212,020
343,200	Colonial Properties Trust		7,457,736
139,300	Sun Communities, Inc.		6,035,869
			23,058,275
	OFFICE/INDUSTRIAL	13.88%
300,800	Brookfield Properties Corp.		5,248,960
758,600	Cousins Properties, Inc.		5,750,188
122,700	Liberty Property Trust		4,382,844
403,600	Mission West Properties, Inc.		3,979,496
68,800	PS Business Parks, Inc.		4,509,152
			23,870,640
	RETAIL	13.86%
90,400	CBL & Associates Properties, Inc.		1,710,368
408,300	Developers Diversified Realty Corp.		5,961,180
370,600	Glimcher Realty Trust		3,787,532
1,181,200	Kite Realty Group Trust		6,224,924
502,600	Ramco-Gershenson Properties Trust		6,141,772
			23,825,776

	TOTAL COMMON STOCKS		150,334,982

	PREFERRED STOCK	9.01%

	HOTEL	0.86%
58,300	Felcor Lodging Trust Inc., Series C, 8.000%		1,480,820

	MORTGAGE	5.42%
266,200	ISTAR Financial Inc, Series I, 7.500%		5,057,800
184,400	Northstar Realty Financial, Series B, 8.250%		4,259,640
			9,317,440
	RETAIL	2.73%
34,700	Glimcher Realty Trust, Series G, 8.125%		857,784
78,000	Ramco-Gerhenson Properties Trust, Series D, 7.250%		3,833,700
			4,691,484

	TOTAL PREFERRED STOCKS		15,489,744

	TOTAL LONG POSITIONS		165,824,726

	SECURITIES SOLD SHORT	-1.49%
	COMMON STOCK

	RETAIL	-1.49%
(189,268)	Rouse Properties, Inc.		(2,562,689)

	TOTAL SECURITIES SOLD SHORT		(2,562,689)

	MONEY MARKET
8,666,740	Money Market Fiduciary, 0.00274%	5.04%	8,666,740

	TOTAL INVESTMENTS	100.00%	$ 171,928,777

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 150,334,982	-	-	$ 150,334,982
Preferred Stocks	15,489,744	-	-	15,489,744
Money Market	8,666,740	-	-	8,666,740
Sold Short	(2,562,689)	-	-	(2,562,689)
	$ 171,928,777	$ -	$ -	$ 171,928,777

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: May 30, 2012

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  May 30, 2012